Borrowings	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Borrowings

10.    Borrowings

Borrowings were comprised of the following:

	January 31,
	2013	2012
Bank lines of credit	$79,213	$76,240
Short-term borrowings	1,129	1,019
Current portion of long-term borrowings	5,663	21,775
Long-term borrowings, excluding current portion	204,434	231,204

Total borrowings	$290,439	$330,238

The amounts due under long-term borrowings as of January 31, 2013 are repayable in the following fiscal years:

2014	$5,663
2015	2,559
2016	1,561
2017	314
2018 and after	200,000

Total	$210,097

Borrowings are denominated primarily in U.S. dollars. Weighted interest rates are calculated based upon balances at fiscal year-end. Weighted interest rates and average borrowings for bank lines of credit and short-term borrowings are as follows:

	January 31,
	2013	2012
Weighted interest rates on the Company’s outstanding debt based upon borrowings outstanding as of the period ending approximated	3.2%	2.2%
Weighted interest rate on the bank lines of credit based upon borrowings outstanding	3.0%	1.4%
Average bank lines of credit over the respective fiscal years	$149,888	$221,300
Weighted average interest rate on short-term borrowings approximated	1.1%	1.0%
Average short-term borrowings over the respective fiscal years	$1,122	$4,727

Bank Lines of Credit.    The Company utilizes a number of financial institutions to provide it with borrowings and letters of credit, guarantee and working capital facilities. Certain of these credit facilities are used for working capital, for issuing letters of credit to support the working capital and operational needs of various subsidiaries, to support various customs bonds and guarantees, and for general corporate purposes. In other cases, customs bonds and guarantees are issued directly by various financial institutions. In some cases, the use of a particular credit facility is restricted to the country in which it originates. These particular credit facilities may restrict distributions by the subsidiary operating in such country.

The following table presents information about the facility limits, aggregate amount of borrowings outstanding, as well as availability for borrowings under various bank lines, letter of credit and other credit facilities as of January 31, 2013:

	2011 Royal Bank of Scotland N.V. (RBS) Facility(1)	2011 Nedbank Facility(2)	2011 Bank of the West Facility(3)	Germany Credit Facility(5)	2009 Nedbank South African Facilities(4)	Other Facilities(6)	Total
Maturity date	June 24, 2013	June 24, 2016	June 24, 2014	January 31, 2014	July 9, 2016	Various
Credit facility limit	$50,000	$75,000	$50,000	$51,351	$58,056	$208,371	$492,778

Facility usage for cash withdrawals(7)	—	79	—	102	2,054	76,978	79,213
Letters of credit and guarantees outstanding	31,894	2,924	—	847	25,677	95,549	156,891

Total facility/usage	$31,894	$3,003	$—	$949	$27,731	$172,527	$236,104

Available, unused capacity	$18,106	$71,997	$50,000	$50,402	$30,325	$35,844	$256,674
Available for cash withdrawals	$—	$34,921	$50,000	$50,402	$31,121	$31,866	$198,310

(1)	Fees under this facility are generally based on the amount of outstanding letters of credit, with additional interest and fees due in the event a drawing is honored under an outstanding letter of credit.

(2)	The 2011 Nedbank Facility matures on June 24, 2016 for letter of credit items and no sooner than June 24, 2014 for cash draw items. This facility provides for a $40,000 committed standby letter of credit facility and a $35,000 cash draw facility. This facility bears interest at 2% above the daily London Interbank Offered Rate (LIBOR) rate.

(3)	The 2011 Bank of the West Facility provides for up to $50,000 availability for both cash withdrawals and letters of credit, with a sublimit for certain letters of credit of $30,000. This facility bears interest at the Company’s choice of either (a) the one-month LIBOR rate plus 1.5% or (b) the highest of (i) the bank’s prime rate, (ii) 0.5% above the federal funds rate, or (iii) 1% above the one-month LIBOR rate.

(4)	The amounts in the table above reflect the Company’s South African rand (ZAR) 525,000 revolving credit facility, which is comprised of a ZAR 300,000 working capital facility and a ZAR 225,000 letters of credit, guarantees and forward exchange contract facility. Excluded from the table are amounts outstanding under the ZAR 250,000 revolving asset-based finance facility, which is a part of this facilities agreement, and which are included under capital lease obligations on the Company’s consolidated balance sheet.

(5)	On January 25, 2013, UTi Deutschland GmbH, a subsidiary of UTi Worldwide Inc., entered into an Agreement Relating to Credit Facility with Commerzbank Aktiengesellschaft (German Credit Facility). The German Credit Facility bears interest at the Euro OverNight Index Average rate plus 1.7% and provides for both cash draws and guarantees.

(6)	Includes cash pooling arrangements utilized by a number of the Company’s subsidiaries. The largest of these other additional facilities is the credit facility of the Company’s subsidiary in Japan.

(7)	Amounts in this row reflect cash withdrawals supporting outstanding cash borrowings by the Company’s subsidiaries.

The 2011 Nedbank Facility, 2011 RBS Facility, the 2011 Bank of the West Facility and the German Credit Facility are referred to, collectively, as the Global Credit Facilities. The Company’s obligations under the Global Credit Facilities are guaranteed by certain of its subsidiaries (Subsidiary Guarantors).

2009 South African Facilities Agreement.    On July 9, 2009, certain of the Company’s subsidiaries operating in South Africa entered into a South African credit facility pursuant to an agreement (as amended, the South African Facilities Agreement) with Nedbank Limited, acting through its Corporate Banking Division, which agreement was amended by a First Addendum to Facilities Agreement dated April 4, 2012. The obligations of the Company’s subsidiaries under the South African Facilities Agreement are guaranteed by selected subsidiaries registered in South Africa. In addition, certain of the Company’s operating assets in South Africa, and the rights and interests of the South African branch of one of the Company’s subsidiaries in various intercompany loans made to a South African subsidiary and to a South African partnership, are pledged as collateral under the South African Facilities Agreement.

The South African Facilities Agreement provides the Company with the option to request that the lenders increase their commitments under the revolving credit facility and the revolving asset-based finance facility in an aggregate amount up to ZAR 225,000 subject to the approval of such lenders and the satisfaction of certain conditions precedent.

Other Additional Facilities.    In addition to the credit, letters of credit and guarantee facilities provided under the Global Credit Facilities and the South African Facilities Agreement the Company and its subsidiaries utilize a number of financial institutions to provide it and its subsidiaries with additional credit, letters of credit and guarantee facilities. In some cases the use of these particular letters of credits, guarantee and credit facilities may be restricted to the country in which they originated and may restrict distributions by the subsidiary operating in the country. In connection with these other additional facilities, in October 2012 the Company’s subsidiary in Japan entered into a Japanese Yen (JPY) 4,000,000 borrowing arrangement with Sumitomo Mitsui Banking Corporation (the Japan Credit Facility). At January 31, 2013, the Company had $43,935 of indebtedness outstanding under the Japan Credit Facility, which amount is included in the column “Other Facilities” in the table above. The Japan Credit Facility bears interest at the three-month Tokyo Interbank Offered Rate plus 1.2% and has a maturity date of October 19, 2013. The Company’s subsidiary may at any time prepay all or part of the outstanding borrowings under the Japan Credit Facility, subject to terms of the agreement.

Short-term Borrowings.    The Company also has a number of short-term borrowings issued by various parties, not covered under the facilities listed above. The total of such bank borrowings at January 31, 2013 and 2012 was $1,129 and $1,019, respectively.

Long-term Borrowings.    The following table presents information about the aggregate amount of the Company’s indebtedness pursuant to its outstanding senior unsecured guaranteed notes as of January 31, 2013:

	2013 Series A Notes	2013 Series B Notes	Other Facilities	Total
Maturity date	February 1, 2022	February 1, 2020
Original principle	$150,000	$50,000
Interest rate per annum	4.10%	3.50%	5.17%
Balance at January 31, 2013:
Current portion of long-term borrowings	—	—	5,663	5,663
Long-term borrowings, excluding current portion	150,000	50,000	4,434	204,434

Total	$150,000	$50,000	$10,097	$210,097

On January 25, 2013, the Company issued $200,000 (principal amount) of senior unsecured guaranteed notes (collectively, the 2013 Notes) pursuant to a note purchase agreement (2013 Note Purchase Agreement) entered into among the Company, certain of its subsidiaries as guarantors (Subsidiary Guarantors) and The Prudential Insurance Company of America (Prudential), and a limited number of entities affiliated with, or managed by, Prudential. In exchange for the 2013 Series B Notes, the purchasers thereof returned to us and extinguished, the Company’s $50,000 in immediately available funds. Approximately $40,200 of the net proceeds from the 2013 Series B Notes was used to prepay on January 29, 2013 the Company’s previously outstanding 8.06% Senior Unsecured Guaranteed Notes due August 9, 2014 originally issued by the Company on July 9, 2009.

The 2013 Series A Notes bear interest, payable semi-annually, on the first day of February and August of each year, commencing February 1, 2013, until the principal of the 2013 Series A Notes shall have become due and payable. Pursuant to the 2013 Series A Notes, principal payments of $20,000 each are due on February 1, 2018, August 1, 2018, August 1, 2020, February 1, 2021, August 1, 2021 and February 1, 2022 and of $10,000 each on February 1, 2019, August 1, 2019 and February 1, 2020. The 2013 Series A Notes have a maturity date of February 1, 2022, on which date the principal which has not been prepaid is due and payable. The 2013 Series B Notes bear interest, payable semi-annually, on the first day of February and August of each year, commencing February 1, 2013, until the principal thereof shall have become due and payable. Pursuant to the 2013 Series B Notes, principal payments of $10,000 each are due on the first day of February and August of each year, commencing February 1, 2018 and continuing through February 1, 2020. The 2013 Series B Notes have a maturity date of February 1, 2020, on which date the principal which has not been prepaid is due and payable. The Company may at any time prepay all or a part of the principal amount of the 2013 Notes subject to a make-whole payment and other terms. If a “Change of Control” (as defined in the 2013 Note Purchase Agreement) occurs, the Company is required to offer to prepay the outstanding 2013 Notes at 100% of the principal amount of such 2013 Notes, together with interest thereon, to the date of prepayment.

The 2013 Note Purchase Agreement contains various covenants and events of defaults including, but not limited to, financial covenants, restrictions on certain types of activities and transactions, restrictions on dividends in certain circumstances, reporting covenants, affirmative and negative covenants and other provisions. In the case of certain events of default, the entire unpaid principal amount of, and all accrued but unpaid interest on, the 2013 Notes will automatically, or depending on the nature of the event of default, may at the election of the holder(s) thereof, become immediately due and payable. The payment and performance of all obligations of UTi under the 2013 Note Purchase Agreement are guaranteed by the Subsidiary Guarantors.

The Global Credit Facilities, the South African Facilities Agreement, the 2013 Note Purchase Agreement and the Company’s other credit, letters of credit and guarantee facilities require the Company and, in certain cases some of the Company’s subsidiaries, to comply with financial and other affirmative and negative covenants. Some of the covenants include maintaining a minimum debt service ratio, specified net worth, a specified leverage ratio and minimum interest charge coverage requirements, among others. In addition, if a “change in control” (as defined in the various agreements and facilities) should occur, then the outstanding indebtedness thereunder may become due and payable. These agreements and facilities also contain limitations on the payment by the Company and/or by various subsidiaries of the Company dividends and distributions. Furthermore, the Global Credit Facilities, the South African Facilities Agreement, the 2013 Note Purchase Agreement and certain of the Company’s other credit facilities contain cross-default provisions with respect to other indebtedness, giving the lenders under such credit facilities and the note holders under the 2013 Note Purchase Agreement the right to declare a default if the Company or its subsidiaries default under other indebtedness in certain circumstances. Should the Company fail to comply with these covenants, the Company would be required to seek to amend the covenant or to seek a waiver of such non-compliance. If the Company is unable to obtain any necessary amendments or waivers, all or a portion of the indebtedness and obligations under the various facilities the 2013 Note Purchase Agreement could become immediately due and payable and the various agreements and facilities could be terminated and the credit, letters of credit and guarantee facilities provided thereunder would no longer be available to the Company and its subsidiaries. The Company concluded that it was in compliance with the covenants set forth in the 2013 Note Purchase Agreement, Global Credit Facilities, the South African Facilities Agreement and the other credit, letters of credit and guarantee facilities as of January 31, 2013.